Subsequent Events - Summary of Warrants Exercise Transactions (Details) $ / shares in Units, $ in Thousands		1 Months Ended
	Mar. 24, 2021 USD ($) shares $ / shares	Sep. 30, 2019 shares
Statement Line Items [Line Items]
Number Exercised		37,100
Non-adjusting Events After Reporting Period [Member]
Statement Line Items [Line Items]
Number Exercised	34,859,965
Cash Receipts | $	$ 19,974,152
Non-adjusting Events After Reporting Period [Member] | September 2019 Investor Warrants [Member]
Statement Line Items [Line Items]
Number Exercised	2,000,000
Exercise Price | $ / shares	$ 1.65
Cash Receipts | $	$ 3,300,000
Non-adjusting Events After Reporting Period [Member] | February 2020 Investor Warrants [Member]
Statement Line Items [Line Items]
Number Exercised	1,739,130
Exercise Price | $ / shares	$ 1.20
Cash Receipts | $	$ 2,086,956
Non-adjusting Events After Reporting Period [Member] | July 2020 Investor Warrants [Member]
Statement Line Items [Line Items]
Number Exercised	20,794,333
Exercise Price | $ / shares	$ 0.45
Cash Receipts | $	$ 9,357,450
Non-adjusting Events After Reporting Period [Member] | July 2020 Placement Agent Warrants [Member]
Statement Line Items [Line Items]
Number Exercised	1,866,667
Exercise Price | $ / shares	$ 0.5625
Cash Receipts | $	$ 1,050,000
Non-adjusting Events After Reporting Period [Member] | August 2020 Investor Warrants [Member]
Statement Line Items [Line Items]
Number Exercised	7,589,883
Exercise Price | $ / shares	$ 0.47
Cash Receipts | $	$ 3,567,245
Non-adjusting Events After Reporting Period [Member] | August 2020 Placement Agent Warrants [Member]
Statement Line Items [Line Items]
Number Exercised	869,952
Exercise Price | $ / shares	$ 0.7040625
Cash Receipts | $	$ 612,501